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Carillon ClariVest International Stock Fund
SUMMARY OF CARILLON CLARIVEST INTERNATIONAL STOCK FUND | 3.1.2020
Investment objective
The Carillon ClariVest International Stock Fund (“International Stock Fund” or the “fund”) seeks capital appreciation.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the International Stock Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts, including through specific financial intermediaries, is available from your financial professional, on page 86 of the fund’s Prospectus and on page 46 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees - Carillon ClariVest International Stock Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon ClariVest International Stock Fund		Class A	Class C	Class I	Class Y	Class R-3		Class R-5		Class R-6
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.25%	0.50%		none		none
Other Expenses	[1]	3.17%	3.21%	3.12%	3.40%	3.30%		5.37%		3.20%
Total Annual Fund Operating Expenses		4.12%	4.91%	3.82%	4.35%	4.50%		6.07%		3.90%
Fee Waiver and/or Expense Reimbursement	[2]	(2.67%)	(2.71%)	(2.67%)	(2.90%)	(2.79%)		(4.91%)		(2.85%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.15%	1.45%	1.71%	[1]	1.16%	[1]	1.05%
[1]	Other Expenses may include Acquired Fund Fees and Expenses of up to 0.01%. Accordingly, the Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the fund's Financial Highlights table, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.
[2]	Carillon Tower Advisers, Inc. ("Carillon") has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2021 as follows: Class A – 1.45%, Class C – 2.20%, Class I – 1.15%, Class Y – 1.45%, Class R-3 - 1.70%, Class R-5 – 1.15%, and Class R-6 – 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund's Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 28, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon ClariVest International Stock Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	616	1,435	2,270	4,421
Class C	323	1,233	2,246	4,784
Class I	117	920	1,742	3,883
Class Y	148	1,054	1,973	4,322
Class R-3	174	1,108	2,052	4,452
Class R-5	118	1,365	2,586	5,525
Class R-6	107	927	1,765	3,941

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal investment strategies
The International Stock Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; (4) a governmental or quasi-governmental entity of a country outside of the U.S.; or (5) any other issuer that the sub-adviser believes may expose the fund’s assets to the economic fortunes and risks of a country or countries outside of the U.S. The fund typically does not invest in issuers located in emerging market countries.  The fund’s benchmark is the MSCI EAFE® Index which measures large- and mid-cap equity performance across 21 developed countries, excluding the U.S. and Canada. The fund may have significant exposure to Japan and the United Kingdom. However, as the composition of the fund's portfolio changes over time, the fund's exposure to these countries may be lower at a future date, and the fund's exposure to other countries may be higher.

In selecting securities for the fund, the sub-adviser utilizes quantitative tools to implement a “bottom-up,” fundamentally based, investment process. The sub-adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long-run expected active risk goals.

The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund may sell securities when they no longer meet the portfolio managers’ investment criteria and/or to take advantage of more attractive investment opportunities.

The fund may lend its securities to broker-dealers and other financial institutions to earn additional income.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure. Among other matters, this presentation is intended to facilitate your ability to find particular risks and compare them with the risks of other funds. Each risk summarized below is considered a “principal risk” of investing in the fund, regardless of the order in which it appears:
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock and convertible preferred stock.  Preferred stocks and convertible preferred stocks are sensitive to movements in interest rates. Preferred stocks and convertible preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks and convertible preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Depositary receipts.  Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities;

  Rights and warrants.  Rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date;
  Foreign security risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.  The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change and inadequate government oversight. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Japan investment risk is the risk that Japan, which like many Asian countries, is still heavily dependent upon international trade, may be adversely affected by protectionist trade policies, competition from Asia’s other low-cost emerging economies, the economic conditions of its trading partners, strength of the yen, and regional and global conflicts.  The domestic Japanese economy faces several concerns, including large government deficits, a shrinking workforce, and, in some cases, companies with poor corporate governance.  Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. These and other factors could have a negative impact on the fund’s performance and increase the volatility of an investment in the fund;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time. Market prices for such securities may be volatile;
  Market timing risk arises because certain types of securities in which the fund invests, including foreign securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Investing in other investment companies, including ETFs, carries with it the risk that, by investing in another investment company, the fund will be exposed to the risks of the types of investments in which the investment company invests. The fund and its shareholders will indirectly bear the fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses fund shareholders directly bear in connection with the fund’s own operations. ETF shares may trade at a premium or discount to their net asset value. An ETF that tracks an index may not precisely replicate the returns of its benchmark index;
  Quantitative strategy risk is the risk that the success of the fund’s investment strategy may depend in part on the effectiveness of the sub-adviser’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value.  Additionally, a previously successful strategy may become outdated or inaccurate, possibly resulting in losses;
  Securities lending risk is the risk that, if the fund lends its portfolio securities and receives collateral in the form of cash that is reinvested in securities, those securities may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the fund's ability to vote proxies or to settle transactions and there may be a loss of rights in the collateral should the borrower fail financially;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment; and
  United Kingdom securities risk is the risk that the fund's exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union, commonly referred to as "Brexit". On January 31, 2020, the United Kingdom left the European Union and, on this date, the United Kingdom entered into a transition period scheduled to end on December 31, 2020. Brexit has introduced, and may continue to introduce, significant uncertainties and instability in the financial markets. Negotiations to settle what form Brexit will take are due to be finalized during the transition period and therefore at present the political and economic consequences of Brexit are uncertain, including whether Brexit will have a negative impact on the United Kingdom or the broader global economy or the value of the British pound.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During performance period	Return	Quarter Ended
(Class I shares):
Best Quarter	10.10%	March 31, 2019
Worst Quarter	(15.62)%	December 31, 2018

Average annual total returns (for the periods ended December 31, 2019): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon ClariVest International Stock Fund	Inception Date	1-yr	5-yr	Lifetime (if less than 10 yrs)
Class I	Feb. 28, 2013	18.66%	5.14%	5.80%
Class I | After Taxes on Distributions	Feb. 28, 2013	18.00%	4.71%	5.10%
Class I | After Taxes on Distributions and Sale of Fund Shares	Feb. 28, 2013	11.52%	3.97%	4.43%
Class I | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Feb. 28, 2013			5.85%
Class A	Feb. 28, 2013	12.69%	3.72%	4.65%
Class A | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Feb. 28, 2013			5.85%
Class C	Feb. 28, 2013	17.41%	3.94%	4.75%
Class C | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Feb. 28, 2013			5.85%
Class Y	Nov. 20, 2017	18.26%		(0.01%)
Class Y | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017			4.00%
Class R-3	Feb. 28, 2013	18.02%	4.55%	5.20%
Class R-3 | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Feb. 28, 2013			5.85%
Class R-5	Feb. 28, 2013	18.66%	5.11%	5.78%
Class R-5 | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Feb. 28, 2013			5.85%
Class R-6	Feb. 28, 2013	18.79%	5.24%	5.90%
Class R-6 | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	Feb. 28, 2013			5.85%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)		22.01%	5.67%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.